Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure assets pledged as collateral [abstract]
Chattel mortgages	kr 5,328	kr 4,740
Bank deposits	353	475
Total	kr 5,681	kr 5,215